TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 1,289	$ (8,056)	$ (12,273)
Foreign	5,265	3,968	(38,671)
Income (loss) before taxes on income	$ 6,554	$ (4,088)	$ (50,944)